Convertible Debentures (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Convertible notes			$ 210,000		$ 50,000	$ 285,500
Gain/Loss on settlement of debt						624,966
Recorded accretion					61,443	693,784
Interest expense	$ 53,453	$ 42,721	93,195	234,970	325,471	817,841
Amortization of debt discount			31,977
Convertible Promissory Notes One [Member]
Note payable	26,200		26,200		$ 59,400	9,544
Interest rate					24.00%
Unamortized discount	0		0			45,456
Convertible Promissory Notes Two [Member]
Note payable	25,000		25,000		25,000
Convertible Promissory Notes [Member]
Note payable	275,000		275,000		$ 275,000	135,260
Interest rate					24.00%
Unamortized discount	0		0			139,740
Convertible Promissory Notes Three [Member]
Note payable	125,000		125,000		25,000
October 30, 2017 [Member] | Convertible Promissory Notes Two [Member]
Convertible note	25,000		$ 25,000		$ 25,000
Due date			Oct. 30, 2019		Oct. 30, 2019
Proceeds from Convertible notes			$ 25,000		$ 25,000
Interest rate			10.00%		10.00%
May 17, 2016 [Member] | Convertible Promissory Notes One [Member]
Convertible note	55,000		$ 55,000		$ 55,000
Due date			May 17, 2017		May 17, 2017
Terms of conversion feature			The notes are convertible at a price equal to 55% of the lowest trading price of the Company's common stock for the 20 prior trading days, bearing interest at 8% per annum and due on May 17, 2017		The notes are convertible at a price equal to 55% of the lowest trading price of the Company's common stock for the 20 prior trading days, bearing interest at 8% per annum and due on May 17, 2017
Fair value of derivative liability	95,047		$ 95,047		$ 95,047
Note payable	50,000		50,000		50,000
Proceeds from Convertible notes			$ 48,000		$ 48,000
Interest rate			8.00%		8.00%
Unamortized discount	5,000		$ 5,000		$ 5,000
Legal fees			2,000		2,000
Interest expense			45,047		45,047
February 11, 2016 [Member] | Convertible Promissory Notes [Member]
Convertible note	275,000		$ 275,000		$ 275,000
Due date			Feb. 11, 2017		Feb. 11, 2017
Terms of conversion feature			The notes are convertible at a price equal to 60% of the lowest trading price of the Company's common stock for the 20 prior trading days, bearing interest at 8% per annum and due on February 11, 2017		The notes are convertible at a price equal to 60% of the lowest trading price of the Company's common stock for the 20 prior trading days, bearing interest at 8% per annum and due on February 11, 2017
Fair value of derivative liability	308,492		$ 308,492		$ 308,492
Note payable	250,000		250,000		250,000
Proceeds from Convertible notes			$ 237,500		$ 237,500
Interest rate			8.00%		8.00%
Unamortized discount	25,000		$ 25,000		$ 25,000
Legal fees			12,500		12,500
Interest expense			59,492		59,492
November 18, 2017 [Member] | Convertible Promissory Notes Three [Member]
Convertible note	25,000		$ 25,000		$ 25,000
Due date			Nov. 30, 2019		Nov. 30, 2019
Proceeds from Convertible notes			$ 25,000		$ 25,000
Interest rate			10.00%		10.00%
May 21, 2018 [Member] | Convertible Promissory Notes [Member]
Convertible note	568,054		$ 568,054
Note payable	123,611		123,611
Proceeds from Convertible notes			$ 500,000
Interest rate			8.00%
Original debt issuance discount	55,554		$ 55,554
Transactional expenses	12,500		$ 12,500
Conversion price description

Conversion Price, which is equal to $0.01 per share (the “Fixed Conversion Price”), provided, however, that at any time on or after the occurrence of any Event of Default (as defined therein) under the Note, the Conversion Price shall mean the lesser of the (i) Fixed Conversion Price and (ii) 55% multiplied by the lowest VWAP of the common stock during the thirty trading day (as defined therein) period ending, in Holder’s sole discretion on each conversion, on either (i) the last complete Trading Day prior to the conversion date.

March 16, 2018 [Member] | Convertible Promissory Notes [Member]
Convertible note	36,750		$ 36,750
Due date			Mar. 15, 2019
Terms of conversion feature			The note is convertible at a price equal to 55% of the lowest trading price of the Company's common stock for the 20 prior trading days, bearing interest at 8% per annum and due on March 15, 2019.
Fair value of derivative liability	71,305		$ 71,305
Proceeds from Convertible notes			$ 35,000
Interest rate			8.00%
Gain/Loss on settlement of debt			$ 36,305
Legal fees			1,750
Amortization of debt discount			36,750
January and February, 2018 [Member] | Convertible Promissory Notes Foure [Member]
Convertible note	100,000		100,000
Convertible Note [Member]
Note payable	500,000		$ 500,000		$ 500,000	$ 500,000
Recorded accretion							$ 500,000
Convertible Note [Member] | December 31, 2015 [Member]
Due date			Dec. 31, 2016		Dec. 31, 2016
Fair value of the conversion feature			$ 16,507,415		$ 16,507,415
Interest rate			12.00%		12.00%
Present value of the future cash flows			10.00%		10.00%
Gain/Loss on settlement of debt			$ 492,585		$ 492,585
Reduced interest rate			8.00%		8.00%
Convertible Note [Member] | July 25, 2013 [Member]
Convertible note	500,000		$ 500,000		$ 500,000
Due date			Jul. 31, 2014		Jul. 31, 2014
Terms of conversion feature			The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to $0.02 per share and is subject to adjustment upon the issuance of certain dilutive instruments and other events. The conversion price was subsequently reduced to $0.01 per share upon the failure to file various reports with the SEC within 120 days of the issuance of the note		The note is convertible into shares of the Company’s common stock at any time at a conversion price equal to $0.02 per share and is subject to adjustment upon the issuance of certain dilutive instruments and other events. The conversion price was subsequently reduced to $0.01 per share upon the failure to file various reports with the SEC within 120 days of the issuance of the note
Description for prepayment of note			The note may be prepaid by the Company without penalty with 30 days prior notice		The note may be prepaid by the Company without penalty with 30 days prior notice
Note payable	$ 500,000		$ 500,000		$ 500,000
Common stock shares issuable upon exercise of warrants	12,500,000		12,500,000		12,500,000
Interest rate			8.00%
Unamortized discount	$ 500,000		$ 500,000		$ 500,000
Revenues percentage			100.00%		100.00%
Convertible Note [Member] | July 25, 2013 [Member] | Exercise price 0.10 [Member]
Common stock shares issuable upon exercise of warrants	2,500,000		2,500,000		2,500,000
Exercise price	$ 0.10		$ 0.10		$ 0.10
Convertible Note [Member] | July 25, 2013 [Member] | Exercise price 0.05 [Member]
Common stock shares issuable upon exercise of warrants	10,000,000		10,000,000		10,000,000
Exercise price	$ 0.05		$ 0.05		$ 0.05
Convertible Note [Member] | January 25, 2010 [Member]
Convertible note					$ 225,000
Due date					Dec. 21, 2010
Terms of conversion feature					The note was convertible into shares of the Company's common stock at any time at a variable conversion price equal to 65% of the average of the closing bid prices of the common stock during the 28 trading days prior to the date of the conversion notice and was subject to adjustment upon the issuance of certain dilutive instruments.
Fair value of derivative liability					$ 538,249
Note payable					225,000
Loss on derivatives					$ 313,249